Registration Nos. 333-124214
  811-21757

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post Effective Amendment No. 129	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 123	[X]
(Check appropriate box or boxes)

American Independence Funds Trust
(Exact Name of Registrant as Specified in Charter)

1345 AVENUE OF THE AMERICAS, 2nd FLOOR
 NEW YORK, NY 10105
(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3490

 JOHN PILEGGI, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
1345 AVENUE OF THE AMERICAS, 2nd FLOOR
NEW YORK, NY 10105
(Name and Address of Agent for Service)

COPIES TO:
JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
 NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	on (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 129 to the Registration Statement on Form N-1A of the American Independence Funds Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 128 on Form N‑1A filed February 28, 2017. This PEA No. 129 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 128 to the Trust’s Registration Statement, solely with respect to AI Large Cap Growth Fund, American Independence JAForlines Global Tactical Allocation Fund, AI International Fund, American Independence Kansas Tax-Exempt Bond Fund, American Independence Carret Core Plus Fund, American Independence U.S. Inflation-Protected Fund and American Independence Hillcrest Small Cap Value Fund.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 16th day of March 2017.

AMERICAN INDEPENDENCE FUNDS TRUST

By:	/s/ John J. Pileggi
John J. Pileggi, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John J. Pileggi	President and Principal Executive	March 16, 2017
John J. Pileggi	Officer

/s/ Terrance P. Gallagher	Treasurer, and Principal Financial	March 16, 2017
Terrance P. Gallagher	Accounting Officer

/s/ Thaddeus Leszczynski	Chief Compliance Officer and Secretary	March 16, 2017
Thaddeus Leszczynski

/s/ Jeffrey J. Haas*	Chairman of the Board and Trustee	March 16, 2017
Jeffrey J. Haas*

/s/ Darlene DeRemer*	Trustee	March 16, 2017
Darlene DeRemer

/s/ Dennis Foley*	Trustee	March 16, 2017
Dennis Foley

/s/ George Mileusnic*	Trustee	March 16, 2017
George Mileusnic

*	By: /s/ John J. Pileggi
John J. Pileggi, Attorney-in-Fact pursuant to Power of Attorney filed February 28, 2017, Accession No. 0001581466-17-000018.

EXHIBITS

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase